Label	Element	Value
First Sentier American Listed Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	First Sentier American Listed Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Sentier American Listed Infrastructure Fund (the “Fund”) seeks to achieve growth of capital and inflation protected income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 3, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly traded equity securities of infrastructure companies listed on a U.S. stock exchange. The Fund defines infrastructure companies as those companies that derive at least
65% of their operating earnings from the ownership or operation of infrastructure assets. The Fund defines infrastructure assets as the physical structures, networks and systems of transportation, energy, water, waste, and communication. The Fund typically invests in companies that can adjust the fees they charge customers and counterparties in line with inflation, in accordance with contractual terms or regulation, or through renegotiation due to the essential nature and pricing power of infrastructure assets. The assets held by these companies typically offer high barriers to entry, pricing power, predictable cash flows and structural growth. As part of the 80%, the Fund will invest up to 20% of its net assets in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, i.e., foreign securities. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”).

The Fund seeks to invest in the securities of companies which have high barriers to entry, strong pricing power, sustainable growth and predictable cash flows. The majority of infrastructure securities in which the Fund typically invests are within the following Global Industry Classification Standard (“GICS”) sectors:
1) oil and gas storage and transportation;
2) airport services;
3) highways and rail tracks;
4) marine ports and services;
5) multi/electric/gas/water utilities; and
6) specialty REITs.
However, given the evolving nature of the global listed infrastructure market, the Fund may hold securities outside of the above sectors as long as they meet the Fund’s definition of an infrastructure company.

Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of any size market capitalizations. The Fund may also invest in stapled securities to gain exposure to infrastructure companies in Australia. A stapled security, which is widely used in Australia, is a security that is comprised of two parts that cannot be separated from one another, a unit in a trust related to the company and a share of a company. The Fund may also invest in initial public offerings (“IPOs”).
All REITs that the Fund may invest in must meet the Fund’s definition of an infrastructure company. As a fundamental policy, the Fund will invest more than 25% of its net assets in the securities issued by companies operating in the infrastructure industry.

The Fund’s investment strategy is based on active, bottom-up stock selection which seeks to identify mispricing. The strategy seeks to minimize risk through on-the-ground research, a focus on quality, and sensible portfolio construction. Securities within the Fund’s wider investment universe are screened for infrastructure characteristics, thoroughly analyzed and then ranked by value and quality. The portfolio is then constructed by the portfolio managers, based primarily on these rankings. Sector risks are also monitored as a risk management overlay which aims to ensure appropriate portfolio diversification along sector lines.

The portfolio managers choose to sell securities when they observe a security moving to a lower position within its value and quality ranking system. This can occur through:

•A rise in a company’s share price, leading to decreased upside potential and a lower value ranking
•A downgrade in a company’s discounted cash flow valuation, leading to lower value ranking
•A downgrade of a company’s quality score, leading to a lower quality ranking.

Peer review of the security selection process ensures the team is not locked into high conviction buys or sells but rather identifies market inefficiency and sells/buys the security before the opportunity has closed.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:
•Infrastructure Companies Risk. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.
In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as pandemics, cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.
Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.
•Concentration Risk. Since the securities of companies in the same industry or group of industries will comprise a significant portion of the Fund’s portfolio, the Fund will be more significantly impacted by adverse developments in such industries than a fund that invests in a wider variety of industries.
•Management Risk. The Fund is an actively managed portfolio. The management practices and investment strategies might not produce the desired results. The portfolio managers may be incorrect in their assessment of a stock’s appreciation potential.
•Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Depositary Receipt Risk.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.
•Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (2) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (4) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (5) currency exchange rate fluctuations and policies.
•Stapled Securities Risk. A stapled security is comprised of two different securities—a unit in a trust related to the company and a share of a company—that are “stapled” together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.
•Real Estate Investment Trust (REIT) Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.
Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.
•Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
•Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.
•Non-Diversification Risk. To the extent that the Fund invests its assets in fewer securities, the Fund is subject to a greater risk of loss if any of those securities become permanently impaired than a fund that invests more widely.
•New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing a portion of your investment is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	To the extent that the Fund invests its assets in fewer securities, the Fund is subject to a greater risk of loss if any of those securities become permanently impaired than a fund that invests more widely.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Updated performance information will be available on the Fund’s website at www.firstsentierfunds.com or by calling the Fund toll-free at 1-888-898-5040.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-898-5040
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.firstsentierfunds.com
First Sentier American Listed Infrastructure Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FLIAX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.78%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.78%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,223

[1]	First Sentier Investors (US) LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses including shareholder servicing plan fees (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees and any other class-specific expenses) in order to limit the Total Annual Fund Operating Expenses to 0.75% of average daily net assets of the Fund’s Class I shares (the “Expense Cap”). The Expense Cap will remain in effect through December 3, 2021, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.